SIGNIFICANT ACCOUNTING POLICIES: Contingent liability policy (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Contingent liability policy

Contingent liability

A contingent liability is a possible obligation that arises from past events and of which the existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not within the control of the Corporation; or a present obligation that arises from past events (and therefore exists), but is not recognized because it is not probable that a transfer or use of assets, provision of services or any other transfer of economic benefits will be required to settle the obligation; or the amount of the obligation cannot be estimated reliably.